COMMITMENTS AND CONTINGENCIES (Environmental Liabilities Narrative) (Details)	12 Months Ended
Aug. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Discount Rate Minimum	2.50%
Discount Rate Maximum	3.50%
Environmental remediation of sites company involvement minimum	1.00%
Environmental remediation of sites company involvement maximum	100.00%